Due to banks and correspondents - Disclosure detail of dues to banks and gorrespondents (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Banks And Correspondents [Abstract]
Banco Central de Reserva del Perú—BCRP	S/ 1,897,568	S/ 2,073,919
Promotional credit lines	1,422,067	1,386,603
Loans received from foreign entities	613,090	796,028
Loans received from Peruvian entities	2,049	763
Bank Acceptance Liabilities Subtotal	3,934,774	4,257,313
Interest and commissions payable	44,863	36,048
Short term	2,666,530	2,507,623
Long term	1,313,107	1,785,738
Total	S/ 3,979,637	S/ 4,293,361